Cambria Global Value ETF
Schedule of Investments
July 31, 2024 (Unaudited)

Sector Weightings
Cambria Global Value ETF
Financials	35.0%	(a)
Utilities	15.7%
Materials	11.2%
Real Estate	8.7%
Industrials	8.3%
Energy	7.7%
Communication Services	4.7%
Consumer Staples	4.1%
Information Technology	2.9%
Consumer Discretionary	1.7%
	100.00%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a)      To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

	Shares	Value
Common Stocks - 94.8%
Austria - 9.4%
ANDRITZ AG	15,322	$980,840
AT&S Austria Technologie & Systemtechnik AG (a)	38,653	824,514
BAWAG Group AG	15,027	1,096,938
Erste Group Bank AG	19,308	1,004,685
EVN AG	30,865	1,008,791
OMV AG	19,669	823,799
Raiffeisen Bank International AG	47,228	920,537
Verbund AG	12,193	976,496
Voestalpine AG	34,800	891,091
Wienerberger AG	26,679	945,892
		9,473,583

Brazil - 5.8%
Atacadao SA (a)	409,382	669,499
Banco Santander Brasil SA	173,842	877,485
Centrais Eletricas Brasileiras SA	129,280	901,919
JBS SA (a)	153,822	917,033
Telefonica Brasil SA	96,960	830,549
TIM SA	275,110	844,861
Vale SA	75,218	816,791
		5,858,137

Chile - 8.8%
Banco Itau Chile SA	83,885	936,128
Banco Santander Chile	19,689,524	980,426
CAP SA (a)	127,350	717,960
Cencosud SA	537,523	993,579
Cia Sud Americana de Vapores SA	12,101,689	831,684
Colbun SA	7,175,780	933,280
Empresas CMPC SA	448,947	779,803
Empresas Copec SA	123,928	863,138
Enel Americas SA	9,222,288	863,113
Quinenco SA	266,514	928,678
		8,827,789

China - 8.6%
Bank of China Ltd. - Class H	1,810,715	806,529
China Construction Bank Corp. - Class H	1,192,724	835,060
China Life Insurance Co. Ltd. - Class H	622,938	865,895
China Railway Group Ltd. - Class H	1,797,166	876,403
CITIC Ltd.	1,007,784	930,022
COSCO SHIPPING Holdings Co. Ltd. - Class H	489,451	697,887
People's Insurance Co. Group of China Ltd. - Class H	2,825,516	951,139
PetroChina Co. Ltd. - Class H	995,052	867,328
PICC Property & Casualty Co. Ltd. - Class H	733,558	961,446
Postal Savings Bank of China Co. Ltd. - Class H	1,532,755	820,048
ZEEKR Intelligent Technology Holding Ltd. - ADR (a)	37	624
		8,612,381

Colombia - 7.8%
Bancolombia SA	108,618	1,006,545
Celsia SA ESP	866,975	847,499
Cementos Argos SA	428,328	880,762
Ecopetrol SA	1,575,421	845,849
Grupo Argos SA	226,468	933,599
Grupo Bolivar SA	55,507	787,867
Grupo de Inversiones Suramericana SA	90,492	696,951
Grupo Energia Bogota SA ESP	1,555,138	938,610
Interconexion Electrica SA ESP	199,311	869,863
		7,807,545

Czech Republic - 8.9%
CEZ AS	65,410	2,518,865
Komercni Banka AS	69,101	2,388,870
Moneta Money Bank AS	571,065	2,616,073
Philip Morris CR AS	2,207	1,443,264
		8,967,072

Greece - 0.0%(b)
FF Group (a)(c)(d)	25,407	–

Hong Kong - 8.5%
BOC Hong Kong Holdings Ltd.	309,486	901,183
China Overseas Land & Investment Ltd.	504,785	817,957
China Resources Land Ltd.	256,276	769,203
CK Asset Holdings Ltd.	227,218	869,570
CK Hutchison Holdings Ltd.	194,898	1,022,779
Geely Automobile Holdings Ltd.	808,970	824,206
Sino Land Co. Ltd.	895,156	925,765
Swire Pacific Ltd. - Class A	100,784	868,800
Swire Properties Ltd.	469,810	743,244
Wharf Real Estate Investment Co. Ltd.	308,506	758,940
		8,501,647

Poland - 8.7%
Alior Bank SA	36,012	861,846
Asseco Poland SA	47,364	1,003,753
Jastrzebska Spolka Weglowa SA (a)	111,830	752,737
KGHM Polska Miedz SA	24,499	841,212
Orange Polska SA	466,005	933,727
ORLEN SA	54,711	892,646
PGE Polska Grupa Energetyczna SA (a)	500,546	921,862
Powszechny Zaklad Ubezpieczen SA	71,447	874,589
Tauron Polska Energia SA (a)	912,627	874,475
XTB SA	50,619	806,849
		8,763,696

Russia - 0.0%(b)
Alrosa PJSC (a)(c)(d)	1,262,976	–
Gazprom Neft PJSC (a)(c)(d)	334,880	–
Gazprom PJSC (a)(c)(d)	373,048	–
Rosneft Oil Co. PJSC (a)(c)(d)	198,016	–
Sberbank of Russia PJSC (a)(c)(d)	287,609	–
Severstal PAO (a)(c)(d)	82,992	–
Unipro PJSC (a)(c)(d)	22,421,984	–
		–

Singapore - 9.4%
CapitaLand Investment Ltd.	479,700	968,946
Genting Singapore Ltd.	1,332,200	847,138
Jardine Cycle & Carriage Ltd.	47,000	912,785
Oversea-Chinese Banking Corp. Ltd.	89,400	993,185
Sembcorp Industries Ltd.	232,700	830,388
Singapore Airlines Ltd.	193,000	1,006,366
Singapore Telecommunications Ltd.	436,685	1,006,202
United Overseas Bank Ltd.	40,300	975,316
UOL Group Ltd.	217,000	873,390
Venture Corp. Ltd.	87,500	989,096
		9,402,812

Spain - 9.3%
Acciona SA	7,908	1,022,734
Acerinox SA	87,001	912,380
Banco Bilbao Vizcaya Argentaria SA	80,635	846,842
Banco Santander SA	181,055	872,944
CaixaBank SA	173,858	1,013,419
Endesa SA	49,874	966,174
Iberdrola SA	74,485	981,848
Mapfre SA	377,660	914,722
Repsol SA	57,133	814,640
Unicaja Banco SA	744,846	1,001,189
		9,346,892

United Kingdom - 9.6%
Anglo American PLC	28,430	858,879
Aviva PLC - Class B	157,011	1,009,627
Barclays PLC	384,439	1,155,472
BP PLC	141,282	833,384
Legal & General Group PLC	291,998	869,748
Lloyds Banking Group PLC	1,439,508	1,102,559
Rio Tinto PLC	14,124	912,573
Segro PLC - REIT	85,046	1,001,249
Shell PLC	25,530	932,087
Vodafone Group PLC	1,061,538	988,556
		9,664,134
Total Common Stocks (Cost $105,227,090)		95,225,688

Preferred Stocks - 3.2%
Brazil - 2.4%
Gerdau SA, 0.00%	250,938	810,558
Itau Unibanco Holding SA, 0.00%	147,594	886,949
Petroleo Brasileiro SA, 0.00%	114,098	751,623
		2,449,130

Colombia - 0.8%
Banco Davivienda SA, 0.00%	171,332	782,434
Total Preferred Stocks (Cost $3,319,584)		3,231,564

Short-Term Investments - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 5.20% (e)	715,010	715,010
Total Short-Term Investments (Cost $715,010)		715,010

Total Investments - 98.7% (Cost $109,261,684)		99,172,262
Other Assets in Excess of Liabilities - 1.3%		1,343,302
Total Net Assets - 100.0%		$100,515,564

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG – Aktiengesellschaft AS – Turkish Joint Stock Company PAO – Russian Public Stock Company
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of July 31, 2024.

(d)	These securities are considered to be illiquid. The aggregate value of these securities on July 31, 2024, was $0, which represents 0.00% of the Fund’s net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Cambria Global Value ETF

	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks	$95,225,688	$–	$–	$95,225,688
Preferred Stocks	3,231,564	–	–	3,231,564
Money Market Funds	715,010	–	–	715,010
Total Investments	$99,172,262	$–	$–	$99,172,262

(a)
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Refer to the Schedule of Investments for country classifications.